ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2024
Trade and other current payables [abstract]
Disclosure of accounts payable and accrued liabilities [Table Text Block]
	September 30, 2024	September 30, 2023
	$	$
Accounts payable	407,548	182,307
Accrued liabilities	41,751	25,000
Total accounts payable and accrued liabilities	449,299	207,307